Annual Report

December 31, 2025

Symetra Deferred Variable Annuity Account

Symetra Deferred Variable Annuity Account
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Deferred Variable Annuity Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Symetra Deferred Variable Annuity Account (the Subaccounts), as of December 31, 2025, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, and the results of their operations and changes in net assets for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts' management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and transfer agents of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP
We have served as the auditor of the Separate Account since 2020.

Minneapolis, Minnesota
April 22, 2026

Symetra Deferred Variable Annuity Account
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025 and statements of operations and changes in net assets for each of the years in the two-year period then ended.

American Funds IS Growth Fund (1)	Victory Pioneer Fund VCT Portfolio Class I
American Funds IS International Fund (1)	Victory Pioneer Mid Cap Value VCT Portfolio Class I
DWS Government Money Market VIP – Class A	Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I
Victory Pioneer Bond VCT Portfolio Class I

(1) Statement of assets and liabilities as of December 31, 2025, the related statement of operations and changes in net assets for the period from June 7, 2024 (inception) to December 31, 2025. There has been no activity inception to date as of December 31, 2025.

Symetra Deferred Variable Annuity Account
Statements of Assets and Liabilities
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Victory Pioneer Bond VCT Portfolio Class I1	34,344	$368,141	$335,545	$335,545	4,223
Victory Pioneer Fund VCT Portfolio Class I1	16,839	284,926	330,878	330,878	6,492
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	114,739	1,210,908	1,306,874	1,306,874	6,918
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	109,769	2,762,473	3,219,522	3,219,522	9,989

     1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Victory Pioneer Bond VCT Portfolio Class I1	$330,893	$14,707	$(3,908)	$10,799	$(4,576)	$—	$18,404	$13,828	$24,627	$—	$(19,975)	$(19,975)	$4,652	$335,545
Victory Pioneer Fund VCT Portfolio Class I1	271,465	1,324	(3,514)	(2,190)	(1,237)	39,011	23,828	61,602	59,412	—	—	—	59,412	330,877
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	1,214,189	25,258	(14,698)	10,560	(12,338)	98,059	21,355	107,076	117,636	—	(24,951)	(24,951)	92,685	1,306,874
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	2,802,371	—	(35,541)	(35,541)	(4,727)	314,829	245,697	555,799	520,258	—	(103,107)	(103,107)	417,151	3,219,522

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Pioneer Bond VCT Class I1	$393,681	$17,138	$(4,658)	$12,480	$(14,532)	$—	$9,579	$(4,953)	$7,527	$—	$(70,315)	$(70,315)	$(62,788)	$330,893
Pioneer Fund VCT Class I1	164,969	1,802	(2,776)	(974)	(1,165)	12,476	27,777	39,088	38,114	68,382	—	68,382	106,496	271,465
Pioneer Mid Cap Value VCT Class I1	1,426,020	27,743	(17,036)	10,707	(211,999)	85,151	260,801	133,953	144,660	—	(356,491)	(356,491)	(211,831)	1,214,189
Pioneer Select Mid Cap Growth VCT Class I1	3,335,794	—	(41,177)	(41,177)	89,365	—	703,188	792,553	751,376	—	(1,284,799)	(1,284,799)	(533,423)	2,802,371

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

1.ORGANIZATION

Symetra Deferred Variable Annuity Account (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (“Symetra Life”), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
Symetra Life’s or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years or periods ended December 31, 2025 and December 31, 2024 for the following sub-accounts, except as noted in the footnotes to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Funds Insurance Series
American Funds IS Growth Fund[5,6]	American Funds Insurance Series Growth Fund - Class 1
American Funds IS International Fund[5,6]	American Funds Insurance Series International Fund - Class 1

Deutsche Variable Series I and II
DWS Government Money Market VIP - Class A5	DWS Government Money Market VIP - Class A

Victory Funds
Victory Pioneer Bond VCT Portfolio Class I1	Victory Pioneer Bond VCT Portfolio — Class I
Victory Pioneer Fund VCT Portfolio Class I2	Victory Pioneer Fund VCT Portfolio — Class I
Victory Pioneer Mid Cap Value VCT Portfolio Class I3	Victory Pioneer Mid Cap Value VCT Portfolio — Class I
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I4	Victory Pioneer Select Mid Cap Growth VCT Portfolio — Class I

1 Victory Pioneer Bond VCT Portfolio Class I was formally known as Pioneer Bond VCT Class I prior to March 31, 2025.
2 Victory Pioneer Fund VCT Portfolio Class I was formally known as Pioneer Fund VCT Class I prior to March 31, 2025.
3 Victory Pioneer Mid Cap Value VCT Portfolio Class I was formally known as Pioneer Mid Cap Value VCT Class I prior to March 31, 2025.
4 Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I was formally known as Pioneer Select Mid Cap Growth VCT Class I prior to March 31, 2025
5 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.
6. The commencement date for the Sub-Account was June 7, 2024.

2.SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority
(“Level 3”).

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

SEGMENT INFORMATION — In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the sub-accounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Separate Account has identified the senior vice president of retirement products as the CODM. The Separate Account is comprised of multiple sub-accounts, each which constitute a single operating segment.

The financial information, in the form of the sub-accounts’ holdings, including investment returns, asset allocations, fees, purchases, redemptions, as well as investment objectives, investment advisor and fund manager designations of each sub-account, are used by the CODM to assess the sub-accounts’ availability and performance by comparing the underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each sub-account’s single segment, which is consistent with that presented within the sub-accounts’ financial statements. Sub-accounts’ holdings are reflected on the accompanying Statements of Assets and Liabilities as "net assets" and significant fund expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

3.EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense (“M&E”) risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.20 percent of the average daily net assets of the Separate Account. This charge is included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2025.

Sub-Account	Purchases	Proceeds From Sales
Victory Pioneer Bond VCT Portfolio Class I1	$14,707	$23,883.00
Victory Pioneer Fund VCT Portfolio Class I1	40,336	3,515
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	123,317	39,647
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	314,829	138,648
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Deferred Variable Annuity Account
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in the Units outstanding for the years or periods ended December 31, 2025, and 2024 were as follows:

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Victory Pioneer Bond VCT Portfolio Class I1	—	(269)	(269)	—	(956)	(956)
Victory Pioneer Fund VCT Portfolio Class I1	—	—	—	1,711	—	1,711
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	—	(143)	(143)	—	(2,029)	(2,029)
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	—	(361)	(361)	—	(4,735)	(4,735)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2 Funds with no changes in units in either period were not included in the table above.

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and the Units outstanding for sub-accounts of the Symetra Deferred Variable Annuity Account, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2025.

	As of December 31,			For the Year Ended December 31,
Sub-Account Year Ended	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Victory Pioneer Bond VCT Portfolio Class I1
2025	$79.456	4,223	$335,545	4.52%	1.20%	7.87%
2024	73.659	4,492	330,893	4.45	1.20	1.93
2023	72.266	5,448	393,681	3.90	1.20	5.68
2022	68.379	7,962	544,468	2.43	1.20	(15.22)
2021	80.657	8,249	665,337	2.22	1.20	(0.82)
Victory Pioneer Fund VCT Portfolio Class I1
2025	50.968	6,492	330,878	0.45	1.20	21.89
2024	41.816	6,492	271,465	0.78	1.20	21.18
2023	34.506	4,781	164,969	0.88	1.20	27.39
2022	27.086	4,781	129,492	0.66	1.20	(20.45)
2021	34.050	4,781	162,789	0.32	1.20	26.45
Victory Pioneer Mid Cap Value VCT Portfolio Class I1
2025	188.899	6,918	1,306,874	2.06	1.20	9.86
2024	171.948	7,061	1,214,189	1.96	1.20	9.61
2023	156.879	9,090	1,426,020	1.97	1.20	11.12
2022	141.182	9,511	1,342,752	2.06	1.20	(6.76)
2021	151.423	10,346	1,566,605	1.01	1.20	28.12
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1
2025	322.318	9,989	3,219,522	—	1.20	19.04
2024	270.765	10,350	2,802,371	—	1.20	22.45
2023	221.129	15,085	3,335,794	—	1.20	17.36
2022	188.421	16,804	3,166,097	—	1.20	(31.88)
2021	276.603	18,359	5,078,231	—	1.20	6.78

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

2 These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual
Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

3 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

4 These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 22, 2026, the date on which the Separate Account’s financial statements were available to be issued.